Related-party transactions - Summary of transactions and balances with equity accounted units (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [Line Items]
Dividends from equity accounted units	$ 669	$ 800	$ 817
Investments in equity accounted units	3,971	4,299
Loans to equity accounted units	39	38
Investment in equity accounted units [Member]
Disclosure of transactions between related parties [Line Items]
Purchases from equity accounted units	(1,155)	(1,209)	(993)
Sales to equity accounted units	268	493	210
Dividends from equity accounted units	669	800	817
Net funding of equity accounted units	(33)	(9)	(3)
Investments in equity accounted units	3,971	4,299	4,486
Loans to equity accounted units	39	38	39
Loans from equity accounted units	0	0	(31)
Trade and other receivables: amounts due from equity accounted units	259	278	299
Trade and other payables: amounts due to equity accounted units	$ (271)	$ (223)	$ (175)